Net loss per share (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Summary of pertinent data relating to computation of basic and diluted net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended
	March 31,
	2025	2024
	$	$
Net loss	(3,655)	(1,401)
Basic and diluted weighted-average shares outstanding	3,144,682	1,847,718

Basic and diluted loss per share	(1.16)	(0.76)

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	116,379	67,929
Warrants	662,543	-